Employee Compensation Costs	12 Months Ended
Dec. 31, 2017
Investments Schedule [Abstract]
Employee Compensation Costs
8	EMPLOYEE COMPENSATION COSTS

	2017	2016	2015
	RMB	RMB	RMB
Wages, salaries and allowances	82,639	75,461	75,651
Social security costs	42,745	42,201	42,431

	125,384	117,662	118,082

Social security costs mainly represent contributions to plans for staff welfare organized by the PRC municipal and provincial governments and others including contributions to the retirement benefit plans (Note 32).